Business combinations (Details 1) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Book value of purchased entities
The assets and liabilities arising from the acquisition
Cash and cash equivalents	R$ 1,996	R$ 51
Liquid working capital, Assets acquired	130	2,598
Liabilities assumed	(3,975)	(1,312)
Property, plant and equipment and intangible assets	2,284	643
Value of net assets	435	1,980
Goodwill	19,175	26,184
Bargain purchase gain		(87)
Purchase cost	19,610	28,077
Purchase accounting adjustment
The assets and liabilities arising from the acquisition
Property, plant and equipment and intangible assets		2,498
Value of net assets		2,498
Goodwill		(2,498)
Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	1,996	51
Liquid working capital, Assets acquired	130	2,598
Liabilities assumed	(3,975)	(1,312)
Property, plant and equipment and intangible assets	2,284	3,141
Value of net assets	435	4,478
Goodwill	19,175	23,686
Bargain purchase gain		(87)
Purchase cost	19,610	28,077
Consideration for the purchase settled in cash	3,810	22,276
Cash and cash equivalents at the subsidiary acquired	(1,996)	(51)
Amount paid on acquisitions less cash and cash equivalents acquired	R$ 1,813	R$ 22,225